Annual Fund Operating Expenses - AMG GW&K Emerging Wealth Equity Fund	Mar. 01, 2021
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.86%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.97%
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.26%